CONCENTRATION OF CREDIT RISK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK, BY RISK FACTOR

Revenues

One client accounted for 26% of revenue for the nine months ended September 30, 2021.

Two clients accounted for 68% of revenue for the nine months ended September 30, 2020, as set forth below:

Client A	52%
Client B	16%

Accounts Receivable

Two clients accounted for 27% of the accounts receivable as of September 30, 2021, as set forth below:

Client A	15%
Client B	12%

Two clients accounted for 56% of the accounts receivable as of September 30, 2020, as set forth below:

Client A	29%
Client B	27%

Accounts Payable

Two vendors accounted for 21% of the accounts payable as of September 30, 2021, as set forth below:

Vendor A	11%
Vendor B	10%

Two vendors accounted for 40% of the accounts payable as of September 30, 2020, as set forth below.

Vendor A	26%
Vendor B	14%

Two clients accounted for 59% of revenue for the year ended December 31, 2020, as set forth below:

Client A	44%
Client B	15%

Three clients accounted for 80% of revenue for the year ended December 31, 2019.

Client A	35%
Client B	32%
Client C	13%

Accounts Receivable

Two clients accounted for 41% of the accounts receivable as of December 31, 2020, as set forth below:

Client A	25%
Client B	16%

Three clients accounted for 79% of the accounts receivable as of December 31, 2019, as set forth below:

Client A	35%
Client B	30%
Client C	14%

Accounts Payable

Two vendors accounted for 32% of the accounts payable as of December 31, 2020, as set forth below:

Vendor A	20%
Vendor B	12%

One vendor accounted for 63% of the accounts payable as of December 31, 2019, as set forth below:

Vendor A	63%